Summary of Significant Accounting Policies - Narrative (Details) $ / shares in Units, $ in Thousands				3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Feb. 09, 2026 shares	Feb. 09, 2026 USD ($) shares	Feb. 06, 2026 $ / shares shares	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)
Accounting Policies [Line Items]
Percentage Of Equity Owned By Non Controlling Interest										31.00%
Percentage Of Net Income										31.00%
Amount Of Black Line Adjustment								$ 76,400
Amount Related To Employee Bonus								65,500
Amount Related To Investment Banker Fees								10,900
Unbilled receivables									$ 1,800	$ 12,500
Cost of Revenue				$ 194,648	$ 111,583	$ 3,100	$ 379,970	$ 199,151	6,900	19,000
Accrued Warranty Reserve									$ 1,200	2,700
Reallocation of member's equity to the non-controlling members										125,700
Revenue Benchmark [Member] | One Customer [Member] | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration Risk, Percentage						12.00%
Revenue from Contract with Customer Benchmark
Accounting Policies [Line Items]
Number of major customers | customer				1
Revenue from Contract with Customer Benchmark | One Customer [Member] | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration Risk, Percentage				12.00%
Accounts Receivable | One Customer [Member] | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration Risk, Percentage				6.00%
Opco LLC
Accounting Policies [Line Items]
Increase in the deferred tax liability										$ 25,600
Subsequent Event | IPO | Selling Stockholders
Accounting Policies [Line Items]
Number of shares issued (in shares) | shares			39,413,573
Subsequent Event | Over-Allotment Option | Selling Stockholders
Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	5,912,036
Forgent Power Solutions, Inc. | Subsequent Event
Accounting Policies [Line Items]
Net proceeds from stock issued		$ 491,800
Forgent Power Solutions, Inc. | Subsequent Event | Opco LLC
Accounting Policies [Line Items]
Capital ownership interests purchased (in shares) | shares	19,074,391	19,074,391
Indirectly owned economic interests	76.65%	76.65%
Forgent Power Solutions, Inc. | Subsequent Event | IPO
Accounting Policies [Line Items]
Number of shares issued (in shares) | shares			16,586,427
Price per share (in dollars per share) | $ / shares			$ 27
Forgent Power Solutions, Inc. | Subsequent Event | IPO | Selling Stockholders
Accounting Policies [Line Items]
Number of shares issued (in shares) | shares			39,413,573
Forgent Power Solutions, Inc. | Subsequent Event | Over-Allotment Option
Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	2,487,964
Forgent Power Solutions, Inc. | Subsequent Event | Over-Allotment Option | Selling Stockholders
Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	5,912,036